Investments - Balance Sheet Offsetting, Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial Asset Offsetting
Gross amount of recognized assets subject to netting agreements	$ 369.5
Amount of liabilities that offset the gross amount of assets subject to netting agreements not offset in statement of financial position	(133.5)
Collateral received, financial assets	(233.7)
Net amount of assets subject to netting agreements	2.3
Derivative assets
Financial Asset Offsetting
Gross amount of recognized assets subject to netting agreements	256.6	$ 326.2
Amount of liabilities that offset the gross amount of assets subject to netting agreements not offset in statement of financial position	(133.5)	(99.6)
Collateral received, financial assets	(120.8)	(219.2)
Net amount of assets subject to netting agreements	2.3	$ 7.4
Reverse repurchase agreements
Financial Asset Offsetting
Gross amount of recognized assets subject to netting agreements	112.9
Collateral received, financial assets	$ (112.9)